Other Current Assets (Tables)	6 Months Ended
Sep. 30, 2023
Other Current Assets [Abstract]
Schedule of Other Current Assets
	As of September 30, 2023	As of March 31, 2023
	(US$)	(US$)
Prepaid expenses	20,635	-
Balances with government authorities	761,500	507,696
Advance to suppliers	684,818	295,601
Advance to staff	2,616	2,972
TDS Receivables	386,101	297,764
Advance payment of interest on loans	165,924	194,445
Advance payment of commission on loans	105,168	140,000
Other receivables - Balance with a Director	214,458	214,458
	2,341,220	1,652,936